INCOME TAXES - Schedule of Federal Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Federal income tax benefit attributable to:
Current Operations	$ 15,110	$ 13,941
Less: valuation allowance	$ (15,110)	$ (13,941)